Supplement dated August 28, 2015 to the
Currently Effective Prospectus of
each of the Funds Listed Below (the Funds)

This supplement should be read in conjunction with your Prospectus and should be retained for future reference.

The Manager was notified of a problem with the Portfolio's external third-party accounting agent’s system on Monday, August 24, 2015. Due to this system problem, the net asset values (NAVs) for certain Portfolios may reflect Portfolio pricing and holdings as of a prior date and/or may not have been reported accurately. Once accurate prices are received and verified from the Portfolios' third-party accounting agent all account balances and transactions will be updated as necessary.

Investment Company Name	Fund / Series Name
Prudential Investment Portfolios, Inc.	Prudential Balanced Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Prudential Conservative Allocation Fund
Prudential Growth Allocation Fund
Prudential Moderate Allocation Fund
Prudential Investment Portfolios 3	Prudential Strategic Value Fund
Prudential Jennison Select Growth Fund
Prudential Real Assets Fund
Prudential Investment Portfolios 4	Prudential Muni High Income Fund
Prudential Investment Portfolios 5	Prudential Jennison Conservative Growth Fund
Prudential Investment Portfolios 6	Prudential California Muni Income Fund
Prudential Investment Portfolios 7	Prudential Jennison Value Fund
Prudential Investment Portfolios 8	Prudential Stock Index Fund
Prudential Investment Portfolios 9	Prudential Large-Cap Core Equity Fund
Prudential Absolute Return Bond Fund
Prudential Investment Portfolios, Inc. 14	Prudential Government Income Fund
Prudential Floating Rate Income Fund
Prudential Investment Portfolios, Inc. 15	Prudential High Yield Fund
Prudential Short Duration High Yield Income Fund
Prudential Investment Portfolios 16	Prudential Income Builder Fund
Prudential Investment Portfolios, Inc. 17	Prudential Total Return Bond Fund
Prudential Investment Portfolios 18	Prudential Jennison 20/20 Focus Fund
Prudential MoneyMart Assets, Inc.
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Jennison Small Company Fund, Inc.
Prudential World Fund, Inc.	Prudential International Equity Fund
Prudential Emerging Markets Debt Local Currency Fund
Prudential Jennison Global Opportunities Fund
Prudential Jennison International Opportunities Fund
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Sector Funds, Inc.	Prudential Financial Services Fund
Prudential Jennison Health Sciences Fund
Prudential Jennison Utility Fund
Prudential Short-Term Corporate Bond Fund, Inc.

LR795